Expense Example, No Redemption (Conservative Allocation Portfolio Annuity)	Conservative Allocation Portfolio Conservative Allocation Portfolio - Conservative Allocation Portfolio 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243